UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.

Schulte Roth & Zabel LLP

919 3rd Avenue, 24th Floor

New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2016 Fair Value
	Investments in Securities – 103.06%
	Common Stock – 102.94%
	United States – 77.37%
	Apparel Manufacturers – 1.28%
151,629	Carter’s, Inc.		$15,978,664

	Applications Software – 4.51%
1,021,400	Microsoft Corp.	(a)	56,411,922

	Commercial Services – 0.57%
79,000	Cintas Corp.		7,094,990

	Commercial Services - Finance – 3.90%
127,260	FleetCor Technologies, Inc.*		18,929,925
223,820	Global Payments, Inc.		14,615,446
75,200	PayPal Holdings, Inc.*		2,902,720
227,970	Vantiv, Inc., Class A*		12,283,024
			48,731,115

	Computer Aided Design – 0.67%
232,678	Aspen Technology, Inc.*	(a)	8,406,656

	Computer Software – 1.64%
323,860	SS&C Technologies Holdings, Inc.		20,539,201

	Data Processing / Management – 0.96%
188,920	Fidelity National Information Services, Inc.	(a)	11,960,525

	Diversified Financial Services – 0.05%
88,000	On Deck Capital, Inc.*		685,520

	Electronic Components - Semiconductors – 2.17%
571,450	Xilinx, Inc.	(a)	27,103,874

	Electronic Design Automation – 6.74%
1,868,710	Cadence Design Systems, Inc.*	(a)	44,064,182
829,352	Synopsys, Inc.*	(a)	40,173,811
			84,237,993

	Entertainment Software – 2.01%
624,230	Activision Blizzard, Inc.		21,123,943

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			March 31, 2016 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Entertainment Software – (continued)
107,730	Take-Two Interactive Software, Inc.*		$4,058,189
			25,182,132

	Finance - Credit Card – 6.69%
410,660	MasterCard, Inc., Class A	(a)	38,807,370
585,880	Visa, Inc., Class A	(a)	44,808,102
			83,615,472

	Finance - Investment Banker / Broker – 0.27%
150,885	Virtu Financial, Inc., Class A		3,336,067

	Finance - Other Services – 6.22%
314,960	CME Group, Inc.		30,251,908
202,240	Intercontinental Exchange, Inc.	(a)	47,554,714
			77,806,622

	Internet Content - Entertainment – 4.65%
510,050	Facebook, Inc., Class A*		58,196,705

	Investment Management / Advisory Services – 0.98%
75,860	Affiliated Managers Group, Inc.*		12,319,664

	Medical - Biomedical / Genetics – 5.39%
104,640	Alexion Pharmaceuticals, Inc.*		14,567,981
84,260	BioMarin Pharmaceutical, Inc.*		6,949,765
458,940	Celgene Corp.*	(a)	45,935,305
			67,453,051

	Medical - Drugs – 1.75%
81,780	Allergan PLC*		21,919,493

	Medical - Outpatient / Home Medical – 1.59%
594,343	Premier, Inc., Class A*		19,827,282

	Medical - Wholesale Drug Distribution – 1.74%
251,720	AmerisourceBergen Corp.	(a)	21,786,366

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			March 31, 2016 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Multimedia – 0.32%
141,290	Twenty-First Century Fox, Inc., Class B		$3,984,378

	REITS - Diversified – 1.54%
58,130	Equinix, Inc.		19,224,172

	Retail - Building Products – 1.91%
315,600	Lowe’s Cos., Inc.		23,906,700

	Retail - Discount – 10.50%
239,850	Costco Wholesale Corp.		37,795,563
430,110	Dollar General Corp.	(a)	36,817,416
687,532	Dollar Tree, Inc.*	(a)	56,693,889
			131,306,868

	Retail - Drug Stores – 2.09%
309,600	Walgreens Boots Alliance, Inc.		26,080,704

	Semiconductor Components - Integrated Circuits – 0.78%
164,200	Analog Devices, Inc.	(a)	9,718,998

	Semiconductor Equipment – 4.78%
378,100	Applied Materials, Inc.		8,008,158
440,940	Lam Research Corp.	(a)	36,421,644
708,190	Teradyne, Inc.		15,289,822
			59,719,624

	Television – 1.67%
378,530	CBS Corp., Class B – Non Voting		20,853,218
	Total United States (Cost $856,101,131)		$967,387,976

	China – 12.19%
	E-Commerce / Products – 3.60%
478,300	Alibaba Group Holding, Ltd. - Sponsored ADR*		37,800,049
557,140	Vipshop Holdings, Ltd. - Sponsored ADR*		7,175,963
			44,976,012

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		March 31, 2016 Fair Value
	Common Stock – (continued)
	China – (continued)
	E-Commerce / Services – 1.18%
333,300	Ctrip.com International, Ltd. - Sponsored ADR*	$14,751,858

	Entertainment Software – 2.79%
242,800	NetEase, Inc. - Sponsored ADR	34,861,224

	Internet Application Software – 1.18%
725,800	Tencent Holdings, Ltd.	14,821,855

	Web Portals / ISP – 3.44%
225,267	Baidu, Inc. - Sponsored ADR*	42,998,965
	Total China (Cost $164,641,913)	$152,409,914

	France – 0.45%
	Entertainment Software – 0.45%
178,244	UBISOFT Entertainment*	5,606,051
	Total France (Cost $4,224,809)	$5,606,051

	Hong Kong – 2.48%
	Alternative Waste Technology – 2.48%
27,832,633	China Everbright International, Ltd.	31,074,388
	Total Hong Kong (Cost $8,020,077)	$31,074,388

	Israel – 0.22%
	Electronic Components - Semiconductors – 0.22%
229,300	Tower Semiconductor, Ltd.*	2,779,116
	Total Israel (Cost $3,510,157)	$2,779,116

	Japan – 10.17%
	Audio / Video Products – 4.14%
1,831,900	Panasonic Corp.	16,844,411
1,357,500	Sony Corp.	34,940,721
		51,785,132

	Chemicals - Diversified – 0.81%
561,200	Hitachi Chemical Co., Ltd.	10,110,818

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		March 31, 2016 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	E-Commerce / Products – 0.62%
805,483	Rakuten, Inc.	$7,779,108

	Electric Products - Miscellaneous – 1.25%
334,200	Mabuchi Motor Co., Ltd.	15,580,497

	Electronic Components - Miscellaneous – 0.56%
401,400	Alps Electric Co., Ltd.	7,006,804

	Entertainment Software – 1.33%
335,800	Capcom Co., Ltd.	8,200,997
310,733	Square Enix Holdings Co., Ltd.	8,404,358
		16,605,355

	Finance - Other Services – 0.88%
720,278	Japan Exchange Group, Inc.	11,047,932

	Metal Products - Distribution – 0.58%
501,374	MISUMI Group, Inc.	7,186,227
	Total Japan (Cost $128,567,352)	$127,101,873

	Jersey – 0.06%
	Medical Products – 0.06%
50,200	Novocure, Ltd.*	726,896
	Total Jersey (Cost $1,229,419)	$726,896
	Total Common Stock (Cost $1,166,294,858)	$1,287,086,214

Contracts
	Purchased Options – 0.07%
	Call Options – 0.07%
	United States – 0.07%
	Diversified Manufacturing Operations – 0.07%
3,200	General Electric Co., $30, 01/20/2017	912,000
	Total United States (Cost $457,216)	$912,000
	Total Purchased Options (Cost $457,216)	$912,000

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(concluded)

Contracts		March 31, 2016 Fair Value
	Currency Options – 0.05%
	United States – 0.05%
49,025,840	USDCNH, $7.50 Call, 06/30/2017	$582,065
	Total United States (Cost $1,147,793)	$582,065
	Total Currency Options (Cost $1,147,793)	$582,065

	Total Investments in Securities (Cost $1,167,899,867) – 103.06%	$1,288,580,279

	Other Liabilities in Excess of Assets – (3.06%)	(38,241,882)

	Members’ Capital – 100.00%	$1,250,338,397

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**

Includes $121,198,913 invested in a Cash Reserve Account at the Bank of New York Mellon, which is 9.69% of Members’ Capital and foreign currency with a U.S. Dollar value $6,453,663 held in a BNY Mellon Custody Foreign Cash Account, which is 0.52% of Members’ Capital. $84,626,696 is restricted cash and is in a segregated account.

At December 31, 2015, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,209,709,931 and $496,469,768, respectively.

For Federal income tax purposes, at December 31, 2015, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $175,899,738, consisting of $234,124,384 gross unrealized gain and $58,224,646 gross unrealized loss.

ADR	American Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2016 Fair Value
	Securities Sold, Not Yet Purchased – 36.01%
	Common Stock – 36.01%
	United States – 21.00%
	Appliances – 0.31%
21,580	Whirlpool Corp.	$3,891,737

	Beverages Non - Alcoholic – 0.75%
201,940	The Coca-Cola Co.	9,367,997

	Casino Hotels – 0.91%
219,800	Las Vegas Sands Corp.	11,359,264

	Commercial Services - Finance – 0.64%
415,750	The Western Union Co.	8,019,818

	Computer Services – 0.61%
288,730	Teradata Corp.*	7,576,275

	Computers - Memory Devices – 1.52%
301,100	Seagate Technology PLC	10,372,895
182,240	Western Digital Corp.	8,609,018
		18,981,913

	Cosmetics & Toiletries – 1.09%
166,370	The Procter & Gamble Co.	13,693,915

	Diversified Manufacturing Operations – 1.17%
458,400	General Electric Co.	14,572,536

	Electric - Integrated – 3.00%
189,700	Consolidated Edison, Inc.	14,534,814
123,260	Duke Energy Corp.	9,944,617
84,000	Public Service Enterprise Group, Inc.	3,959,760
175,100	The Southern Co.	9,057,923
		37,497,114

	Electronic Components - Miscellaneous – 0.84%
500,330	Corning, Inc.	10,451,894

	Electronic Components - Semiconductors – 1.85%
388,400	Intel Corp.	12,564,740
184,800	Texas Instruments, Inc.	10,611,216
		23,175,956

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2016 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Industrial Automation / Robotics – 0.54%
59,780	Rockwell Automation, Inc.	$6,799,975

	Motorcycle / Motor Scooter – 0.99%
240,510	Harley-Davidson, Inc.	12,345,378

	Networking Products – 0.58%
255,500	Cisco Systems, Inc.	7,274,085

	Oil - Field Services – 0.45%
76,250	Schlumberger, Ltd.	5,623,437

	REITS - Apartments – 1.07%
159,170	Camden Property Trust	13,384,605

	REITS - Diversified – 0.63%
83,650	Vornado Realty Trust	7,899,069

	REITS - Health Care – 0.43%
77,100	Welltower, Inc.	5,346,114

	Rental Auto / Equipment – 0.44%
203,000	Avis Budget Group, Inc.*	5,554,080

	Retail - Apparel / Shoes – 0.69%
477,400	Ascena Retail Group, Inc. *	5,280,044
113,780	The Gap, Inc.	3,345,132
		8,625,176

	Retail - Bedding – 0.71%
177,900	Bed Bath & Beyond, Inc.*	8,830,956

	Retail - Regional Department Stores – 0.64%
95,040	Dillard’s, Inc., Class A	8,069,846

	Security Services – 0.76%
229,000	The ADT Corp.	9,448,540

	Telecommunication Equipment – 0.24%
76,430	Plantronics, Inc.	2,995,292

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2016 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Toys – 0.14%
52,400	Mattel, Inc.	$1,761,688
	Total United States (Proceeds $246,811,754)	$262,546,660

	China – 2.14%
	Computers – 0.60%
9,606,000	Lenovo Group, Ltd.	7,480,143

	Electronic Components - Miscellaneous – 0.54%
884,030	AAC Technologies Holdings, Inc.	6,758,528

	Metal Processors & Fabrication – 0.16%
4,014,000	China Zhongwang Holdings, Ltd.	1,982,013

	Oil Companies - Integrated – 0.43%
8,106,000	PetroChina Co., Ltd., Class H	5,392,457

	Real Estate Operations / Development – 0.41%
3,625,200	Guangzhou R&F Properties Co., Ltd., Class H	5,197,173
	Total China (Proceeds $26,974,997)	$26,810,314

	France – 0.55%
	Retail - Major Department Store – 0.55%
38,017	Kering	6,805,923
	Total France (Proceeds $6,002,768)	$6,805,923

	Hong Kong – 2.57%
	Casino Hotels – 0.63%
475,700	Melco Crown Entertainment, Ltd. – Sponsored ADR	7,853,807

	Distribution / Wholesale – 0.20%
4,315,000	Li & Fung, Ltd.	2,553,430

	Finance - Other Services – 1.11%
576,700	Hong Kong Exchanges and Clearing, Ltd.	13,888,560

	Gas - Distribution – 0.63%
4,186,000	Hong Kong & China Gas Co., Ltd.	7,825,239
	Total Hong Kong (Proceeds $31,728,060)	$32,121,036

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2016 Fair Value
	Common Stock – (continued)
	India – 0.74%
	Computer Services – 0.74%
482,800	Infosys, Ltd. - Sponsored ADR	$9,182,856
	Total India (Proceeds $7,814,032)	$9,182,856

	Italy – 0.06%
	Apparel Manufacturers – 0.06%
221,300	Prada SpA	761,769
	Total Italy (Proceeds $747,616)	$761,769

	Japan – 5.54%
	Auto - Cars / Light Trucks – 0.78%
91,700	Toyota Motor Corp. - Sponsored ADR	9,749,544

	Chemicals - Diversified – 0.07%
75,700	Kuraray Co., Ltd.	926,740

	Diversified Manufacturing Operations – 0.39%
2,522,000	Toshiba Corp.	4,913,973

	Electric - Integrated – 0.63%
883,717	The Kansai Electric Power Co., Inc.*	7,836,484

	Electric Products - Miscellaneous – 0.49%
88,900	Nidec Corp.	6,091,055

	Gas - Distribution – 0.47%
1,272,951	Tokyo Gas Co., Ltd.	5,942,461

	Office Automation & Equipment – 1.52%
636,700	Canon, Inc.	19,005,135

	Photo Equipment & Supplies – 1.19%
374,300	FUJIFILM Holdings Corp.	14,822,485
	Total Japan (Proceeds $72,603,492)	$69,287,877

	Macau – 0.34%
	Casino Hotels – 0.34%
1,055,200	Sands China, Ltd.	4,298,850
	Total Macau (Proceeds $3,687,703)	$4,298,850

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(concluded)

Shares		March 31, 2016 Fair Value
	Common Stock – (continued)
	Netherlands – 1.72%
	Semiconductor Equipment – 1.72%
214,400	ASML Holding NV	$21,523,616
	Total Netherlands (Proceeds $18,343,338)	$21,523,616

	Switzerland – 0.54%
	Computers - Peripheral Equipment – 0.54%
424,452	Logitech International SA	6,753,031
	Total Switzerland (Proceeds $5,166,813)	$6,753,031

	Taiwan – 0.81%
	Electronic Components - Miscellaneous – 0.34%
1,459,100	AU Optronics Corp. - Sponsored ADR	4,304,345

	Semiconductor Components - Integrated Circuits – 0.47%
2,804,033	United Microelectronics Corp. - Sponsored ADR	5,832,389
	Total Taiwan (Proceeds $12,192,425)	$10,136,734

	Total Common Stock (Proceeds $432,072,998)	$450,228,666

	Total Securities Sold, Not Yet Purchased (Proceeds $432,072,998)	$450,228,666

*	Non-income producing security

ADR	American Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Swap Contracts - 1.94%
	Total Return Swap Contracts - Long - 0.07%
	United States – 0.56%
	Semiconductor Components - Integrated Circuits - (0.04%)

$29,280,190	6/1/2018	QUALCOMM, Inc.	$(516,883)

		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%*.

	Web Portals / ISP - 0.60%

55,903,960	6/1/2018	Alphabet Inc., Class A	7,476,496

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%*.

	Total United States		$6,959,613

	Japan – 0.04%
	Television - 0.04%

3,634,784	12/24/2019	Nippon Television Holdings, Inc.	556,643

		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%*.

	Total Japan		$556,643

	Luxembourg – (0.03%)
	Retail - Discount - (0.03%)

4,343,798	12/13/2018	B&M European Value Retail SA	(407,959)

		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%*.

	Total Luxembourg		$(407,959)

	Netherlands – 0.02%
	Finance - Investment Fund - 0.02%

2,170,457	1/4/2019	Flow Traders	223,196

		Agreement with Morgan Stanley, dated 07/10/2015 to receive the total return of the shares of Flow Traders in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%*.

	Total Netherlands		$223,196

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	South Korea – (0.04%)
	Electronic Components - Semiconductors - (0.04%)

$60,325,000	12/28/2018	Samsung Electronics Co., Ltd	$(460,516)

		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%*.

	Total South Korea		$(460,516)

	Spain – (0.01%)
	Satellite Telecommunications - (0.01%)

2,796,000	1/4/2019	Cellnex Telecom SAU	(85,794)

		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%*.

	Total Spain		$(85,794)

	United Kingdom – (0.47%)
	Food - Retail - (0.04%)

1,917,180	12/13/2018	Ocado Group PLC	(479,723)

		Agreement with Morgan Stanley, dated 06/26/2015 to receive the total return of the shares of Ocado Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%*.

	Hotels & Motels - (0.11%)

7,180,345	12/13/2018	Whitbread PLC	(1,352,655)

		Agreement with Morgan Stanley, dated 06/21/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%*.

	Retail - Discount - (0.32%)

7,680,364	12/13/2018	Poundland Group PLC	(4,073,177)

		Agreement with Morgan Stanley, dated 03/12/2014 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%*.

	Total United Kingdom		$(5,905,555)
	Total Return Swap Contracts - Long		$879,628

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - 1.87%
	Australia - 0.27%
	Commercial Banks - Non-US - (0.07%)

$10,675,601	12/27/2019	Australia & New Zealand Banking Group, Ltd.	$349,476

		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia & New Zealand Banking Group, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

3,901,902	12/27/2019	Commonwealth Bank of Australia	(500,769)

		Agreement with Morgan Stanley, dated 02/24/2016 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

8,510,450	12/27/2019	Westpac Banking Corp.	(706,374)

		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

			(857,667)

	Food - Retail - 0.34%

16,311,946	12/27/2019	Wesfarmers, Ltd.	(923,890)

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

27,989,961	12/27/2019	Woolworths, Ltd.	5,106,478

		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

			4,182,588
	Total Australia		$3,324,921

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan - 0.07%
	Building Products - Doors & Windows - 0.04%

$11,506,768	12/24/2019	Asahi Glass Co., Ltd.	$532,476

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

	Electric - Integrated - (0.08%)

17,165,394	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	(966,137)

		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

	Office Automation & Equipment - (0.00%)

12,380,303	12/24/2019	Ricoh Co., Ltd.	(260,759)

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

10,894,865	12/24/2019	Seiko Epson Corp.	186,423

		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.
			(74,336)
	Photo Equipment & Supplies - 0.11%

9,463,944	12/24/2019	Konica Minolta, Inc.	1,366,904

		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.42%*.

	Total Japan		$858,907

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	South Korea – 0.35%
	Electronic Components - Semiconductors - 0.35%

$17,130,150	4/2/2019	SK Hynix, Inc.	$4,429,154

		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

	Total South Korea		$4,429,154

	Spain – 0.11%
	Food - Retail - 0.11%

5,819,170	1/4/2019	Distribuidora Internacional de Alimentacion SA	1,362,005

		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

	Total Spain		$1,362,005

	Switzerland – 0.26%
	Retail - Jewelry - 0.26%

12,767,039	5/10/2017	Cie Financiere Richemont SA	1,379,317

		Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Cie Financiere Richemont SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

14,369,637	5/10/2017	The Swatch Group AG	1,532,709

		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.75%*.

3,385,443	12/13/2018	The Swatch Group AG	363,321

		Agreement with Morgan Stanley, dated 06/26/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.75%*.

	Total Switzerland		$3,275,347

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan – 0.80%
	Computers - (0.01%)

$2,515,455	1/25/2018	Foxconn Technology Co., Ltd.	$(97,652)

		Agreement with Morgan Stanley, dated 05/21/2009 to deliver the total return of the shares of Foxconn Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.33%*.

	Computers - Peripheral Equipment - 0.24%

14,148,360	1/25/2018	Innolux Display Corp.	2,976,148

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.00%*.

	Electronic Components - Miscellaneous - 0.36%

11,490,601	1/25/2018	AU Optronics Corp.	3,619,224

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.75%*.

23,008,013	1/25/2018	Hon Hai Precision Industry Co., Ltd.	908,959

		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

			4,528,183

	Electronic Components - Semiconductors - 0.03%

2,064,252	1/25/2018	Inotera Memories, Inc.	330,064

		Agreement with Morgan Stanley, dated 10/07/2014 to deliver the total return of the shares of Inotera Memories, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%*.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan – (continued)
	Semiconductor Components - Integrated Circuits - 0.18%

$12,053,579	1/25/2018	Novatek Microelectronics Corp.	$2,351,034

		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.13%*.

2,420,235	1/25/2018	United Microelectronics Corp.	(40,806)

		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

			2,310,228
	Total Taiwan		$10,046,971

	United Kingdom – 0.01%
	Food - Retail - 0.00%

5,836,659	12/13/2018	J Sainsbury PLC	(638,318)

		Agreement with Morgan Stanley, dated 06/03/2014 to deliver the total return of the shares of J Sainsbury PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%*.

12,218,159	12/13/2018	Tesco PLC	1,129,209

		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

6,698,603	12/13/2018	WM Morrison Supermarkets PLC	(458,662)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.43%*.

			32,229

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	United Kingdom – (continued)
	Retail - Apparel / Shoe - 0.01%

$3,029,612	12/13/2018	Next PLC	$92,408

		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

	Retail - Major Dept Store - (0.00%)

4,047,266	12/13/2018	Marks & Spencer Group PLC	(6,453)

		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%*.

	Total United Kingdom		$118,184
	Total Return Swap Contracts - Short		$23,415,489
	Total Swap Contracts, net		$24,295,117

*Financing rate is variable. Rate indicated is as of March 31, 2016.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Forward Contracts (Unaudited)

						March 31, 2016
Counterparty	Settlement Date	Currency Sold	Contracts	Currency Bought	Contracts	Fair Value

Forward Contracts - (0.20%)
Buy Contracts - (0.20%)
United States - (0.20%)

Morgan Stanley	April 2016	CHN	(332,591,299)	USD	49,025,840	$(2,458,055)
Total United States						$(2,458,055)
Total Buy Contracts						$(2,458,055)
Total Forward Contracts						$(2,458,055)

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Company’s investment at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investment in Securities		Securitity Sold, Not Yet Purchased
Common Stock	$1,287,086,214	Common Stock	$450,228,666
Purchased Options	912,000

Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	36,271,644	Total Return Swaps	11,976,527
Currency Options	582,065
		Forward Contracts	2,458,055

Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	—	Unobservable Inputs	—

Total	$1,324,851,923	Total	$464,663,248

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 9, 2016

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	May 9, 2016

* Print the name and title of each signing officer under his or her signature.